UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON FEBRUARY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED AUGUST 14, 1999

Report for the Calendar Year or Quarter Ended:  12/31/98
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc.
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Address:   10 Avon Meadow Lane
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           Avon, CT, 06001
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Form 13F File Number:		28-2599
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
           --------------------------------------------------
Title:     President & CEO
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Phone:     (860) 676-1830
           --------------------------------------------------

Signature, Place, and Date of Signing:


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





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:       $ 200,529
                                               -------------
                                                (thousands)


List of Other Included Managers:			NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Avista Corp Recon              COM              05379B503    16949   874800   SH       SOLE                 874800
BEC Energy       	             COM             	05538M101    42225  1025200   SH	      SOLE	               1025200
Blue River Bancorp	            COM 	            09602P107      154    19500   SH	      SOLE	                 19500
CMP Group		                    COM		            125887109    15864   840500   SH	      SOLE		               840500
Energy East Coporation	        COM		            29226M109    69574  1231400   SH	      SOLE 	              1231400
Hudson River Bancorp	          COM 	            444128102      136    12000   SH       SOLE		                12000
Professionals Group Inc	       COM		            742954100      465    15000   SH       SOLE                  15000
Public Scs Co N Mex 	          COM		            744499104    21545  1054200   SH       SOLE                1054200
RGS Energy Group Inc	          COM		            74956K104    18791   601300   SH       SOLE                 601300
TNP Enterprises		              COM	             872594106    14826   390800   SH       SOLE                 390800